Equity (Tables)	12 Months Ended
Nov. 16, 2018
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Summary of Classes of Share Capital

The following table summarizes the shares issued and outstanding and treasury shares held as at October 31.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	October 31, 2018		October 31, 2017
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,842.5	$20,931	1,857.6	$20,711
Proceeds from shares issued on exercise of stock options	2.9	152	3.0	148
Shares issued as a result of dividend reinvestment plan	5.0	366	4.9	329
Purchase of shares for cancellation	(20.0)	(228)	(23.0)	(257)
Balance as at end of year – common shares	1,830.4	$21,221	1,842.5	$20,931
Preferred Shares – Class A
Series S1	–	$–	5.4	$135
Series T2	–	–	4.6	115
Series Y3	–	–	5.5	137
Series Z4	–	–	4.5	113
Series 1[5]	20.0	500	20.0	500
Series 3[5]	20.0	500	20.0	500
Series 5[5]	20.0	500	20.0	500
Series 7[5]	14.0	350	14.0	350
Series 9[5]	8.0	200	8.0	200
Series 11[5]	6.0	150	6.0	150
Series 12[5]	28.0	700	28.0	700
Series 14[5]	40.0	1,000	40.0	1,000
Series 16[5]	14.0	350	14.0	350
Series 18[5]	14.0	350	–	–
Series 20[5]	16.0	400	–	–
Balance as at end of year – preferred shares	200.0	$5,000	190.0	$4,750
Treasury shares – common[6]
Balance as at beginning of year	2.9	$(176)	0.4	$(31)
Purchase of shares	110.6	(8,295)	148.3	(9,654)
Sale of shares	(111.4)	8,327	(145.8)	9,509
Balance as at end of year – treasury shares – common	2.1	$(144)	2.9	$(176)
Treasury shares – preferred[6]
Balance as at beginning of year	0.3	$(7)	0.2	$(5)
Purchase of shares	5.2	(129)	7.3	(175)
Sale of shares	(5.2)	129	(7.2)	173
Balance as at end of year – treasury shares – preferred	0.3	$(7)	0.3	$(7)

[1]

On July 31, 2018, the Bank redeemed all of its 5.4 million outstanding Class A First Preferred Shares, Series S ("Series S Shares"), at the redemption price of $25.00 per Series S Share, for total redemption costs of approximately $135 million.

[2]

On July 31, 2018, the Bank redeemed all of its 4.6 million outstanding Class A First Preferred Shares, Series T ("Series T Shares"), at the redemption price of $25.00 per Series T Share, for total redemption costs of approximately $115 million.

[3]

On October 31, 2018, the Bank redeemed all of its 5.5 million outstanding Class A First Preferred Shares, Series Y ("Series Y Shares"), at a redemption price of $25.00 per Series Y Share, for total redemption costs of approximately $137 million.

[4]

On October 31, 2018, the Bank redeemed all of its 4.5 million outstanding Class A First Preferred Shares, Series Z ("Series Z Shares"), at a redemption price of $25.00 per Series Z Share, for total redemption costs of approximately $113 million.

[5]

NVCC Series 1, 3, 5, 7, 9, 11, 12, 14, 16, 18, and 20 Preferred Shares qualify as regulatory capital under OSFI's CAR guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective terms and conditions applicable to each Series of shares, assuming there are no declared and unpaid dividends on the respective Series of shares at the time of conversion, as applicable, would be 100 million, 100 million, 100 million, 70 million, 40 million, 30 million, 140 million, 200 million, 70 million, 70 million, and 80 million, respectively.

[6]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Preferred Shares Terms and Conditions
	Issue date	Annual yield (%)[1]	Reset spread (%)[1]	Next redemption/ conversion date[1]		Convertible into[1]
NVCC Fixed Rate Preferred Shares
Series 11	July 21, 2015	4.9	n/a	October 31, 2020	[2]	n/a
NVCC Rate Reset Preferred Shares[3]
Series 1	June 4, 2014	3.9	2.24	October 31, 2019		Series 2
Series 3	July 31, 2014	3.8	2.27	July 31, 2019		Series 4
Series 5	December 16, 2014	3.75	2.25	January 31, 2020		Series 6
Series 7	March 10, 2015	3.6	2.79	July 31, 2020		Series 8
Series 9	April 24, 2015	3.7	2.87	October 31, 2020		Series 10
Series 12	January 14, 2016	5.5	4.66	April 30, 2021		Series 13
Series 14	September 8, 2016	4.85	4.12	October 31, 2021		Series 15
Series 16	July 14, 2017	4.50	3.01	October 31, 2022		Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023		Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023		Series 21

[1]

Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every five years thereafter to equal the then five-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

[2]	Subject to regulatory consent, redeemable on or after October 31, 2020, at a redemption price of $26.00, and thereafter, at a declining redemption price.
[3]

Subject to regulatory consent, redeemable on the redemption date noted and every five years thereafter, at $25 per share. Convertible on the conversion date noted and every five years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every five years.

Summary of Non-controlling Interests in Subsidiaries

The following are included in non-controlling interests in subsidiaries of the Bank.

(millions of Canadian dollars)	As at
	October 31 2018	October 31 2017
TD Capital Trust III Securities – Series 2008[1]	$993	$983
Total	993	983

[1]	Refer to Note 20 for a description of the TD Capital Trust III securities.